Contract balances (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Contract Costs Capitalised	₨ 374,321	₨ 56,093
Contract costs Amortized	₨ 151,935	₨ 82,130